S000101030 [Member] Investment Objectives and Goals - AB Municipal Income Shares N	Jan. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AB Municipal Income Shares N
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Fund is to earn the highest level of current income, exempt from federal taxation, that is available consistent with what the Adviser considers to be an appropriate level of risk.